Share-based Payment	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Share-Based Payment Arrangement [Abstract]
Share-based Payment
12 .	Share-based payment:
Under the Company’s share-based payment arrangements, stock-based compensation expenses of

$
639,883
and $1,826,983 were recognized on equity share based awards and expenses of
$
1,750
and $3,152,578 on liability based awards were recognized in the consolidated statement of loss and comprehensive loss for the three and six-month periods ended September 30, 2022 respectively (2021 - equity expenses o
f
$
2,157,649
and $5,237,918 respectively) and nil for liability based awards for the three and six-month
periods ended September 30, 2021.
As at September 30, 2022, the Company had the following share-based payment arrangements:

(a)	Company stock option plan:

(i)	Stock option plan:
The
Company
has established a stock option plan for directors, officers, employees and consultants. The exercise price of the stock options granted under the plan is not lower than the closing price of the common shares listed on the
Nasdaq
on the eve of the grant. The terms and conditions for acquiring and exercising options are set by the Board of Directors, subject, among others, to the following limitations: the term of the options cannot exceed ten years and every stock option granted under the stock option plan will be subject to conditions no less restrictive than a minimum vesting period of 18 months and a gradual and equal acquisition of vesting rights at least on a quarterly basis. The Company’s stock-option plan allows the Company to issue a number of stock options not exceeding 15% of the number of common shares issued and outstanding at the time of any grant. The total number of stock options issuable to a single holder cannot exceed 5% of the Company’s total issued and outstanding common shares at the time of the grant, provided that the maximum number of stock options issuable to a single consultant cannot exceed 2% of the Company’s total issued and outstanding common shares at the time of the grant.

The number and weighted average exercise prices of stock options are as follows:

		2022		2021
	Notes	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options
Options outstanding at April 1st, 2022 and 2021		$37.41	306,321	$65.91	121,208
Granted		1.60	229,715	30.10	218,697
Forfeited/Cancelled		14.21	(55,615)	41.36	(2,897)
Expired		34.54	(1,094)	85.52	(6,429)

Options outstanding at September 30, 2022 and 2021		$22.13	479,327	$43.61	330,579

Options exercisable at September 30, 2022 and 2021		$47.38	154,722	$57.67	95,572

	September 30, 2022
	Options outstanding		Exercisable options
Exercise price	Weighted remaining contractual life outstanding	Number of options outstanding	Weighted number of options exercisable	Weighted average exercise price
$1.55 - $22.60	4.88	252,574	477	13.97
$22.61 - $27.68	3.87	85,715	57,143	25.64
$27.69 - $40.12	3.81	37,637	14,474	29.71
$40.13 - $55.10	0.17	39,203	39,203	50.41
$55.11 - $154.65	6.66	64,198	43,425	79.42

		479,327	154,722

The fair value of options granted has been estimated using the Black-Scholes option pricing model and based on the weighted average of certain assumption.
The Company granted
114,000
and
114,000

options to
non-employees
respectively during the three and
six-month
periods ended September 30, 2022 (nil for the three and
six-month
periods ended September 30, 2021) resulting in a $
128,680
and nil stock-based compensation expense, respectively.

	Three-month periods ended		Six-month periods ended
Black Sholes assumptions used	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
Share price	$1.55-$1.64	$25.55-$31.53	$1.55-$1.64	$25.55-$31.53
Exercise price	$1.55-$1.64	$25.55-$31.53	$1.55-$1.64	$25.55-$31.53
Dividend yield	—	—	—	—
Risk-free interest	3.10% - 3.60%	0.33% - .80%	3.10% - 3.60%	0.33% - .80%
Expected life (years)	4.0	2.5 - 5.0	4.0	2.5 - 5.0
Expected volatility	94.38% - 106.70%	83.4% - 86.04%	94.38% - 106.70%	83.4% - 86.04%

Stock-based compensation recognized under this plan amounted to $(5,138) and $475,273 respectively for the three and six-month
periods ended September 30, 2022 (2021—$1,035,099 and $1,435,643). Unrecognized compensation cost at September 30, 2022 is $752,005 with a weighted average period remaining of 1.03 years (2021—$1,340,444 with a weighted average period remaining of 1.52 years).

(ii)	Non-market performance options:
On July 8, 2019, the
Company granted
 100,000
non-market
performance options under the Company stock option plan at an exercise price of
$4.43
per share to the CEO, expiring on

July 8, 2029
.
These options vest after the attainment of non-market performance conditions within the following ten years.
These
non-market
performance options required the approval of amendments to the stock option plan and therefore the fair value of these options was revalued up to the date of the approval of the amendments
(grant date).
None
of these
non-market
performance options have vested as at September 30, 2022. These options were not

exercisable as at September 30, 2022 and 2021.
No
stock-based compensation expense was recognized during the three and six-month
periods ended September 30, 2022 (three and
six-month
periods ended September 30, 2021- $99,845 and
$201,164

respectively).
(iii)	Market performance options:
On July 8, 2019, the Company granted

157,142
market performance options under the
Company
stock option plan at an exercise price of $
4.43
per share to the CEO, expiring on
July 8, 2029
.
These options vest after the attainment of market performance conditions within the following ten years. Some of these market performance options required the approval of amendments to the stock option plan and therefore the fair value of these options was revaluated up to the date of the approval of the amendments (grant date).
The number and weighted average exercise prices of market performance options are as follows:

		2022			2021
	Notes	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options
Options outstanding at April 1, 2022 and 2021		$155.05	157,142	$155.05	157,142

Options outstanding at September 30, 2022 and 2021		$155.05	157,142	$155.05	157,142

Options exercisable at September 30, 2022 and 2021		$155.05	21,429	$155.05	21,429

Stock-based compensation recognized under this plan amounted to $601,957 and $1,202,991 respectively for the three and
six-month
periods ended September 30, 2022. Stock-based compensation expenses of
$618,135
and $1,245,396 were recognized for three and
six-month
periods ended September 30, 2021 respectively. Unrecognized compensation cost at September 30, 2022 is $9,884,878 with a weighted average period remaining of 7.01
years (2021 -
$13,181,905
with a weighted average period remaining of
 8.01
years).

(b)	Deferred Share Units and Restricted Share Units:
The Company has established an equity incentive plan for employees, directors and consultants of the Company. The plan provides for the issuance of restricted share units, performance share units, restricted shares, deferred share units and other share-based awards, subject to restricted conditions as may be determined by the Board of Directors. Upon fulfillment of the restricted conditions, as the case may be, the plan provides for settlement of the awards outstanding through shares.

(i)	Deferred Share Units (“DSUs”)
The number and weighted average share prices of DSUs are as follows:

		2022		2021
	Notes	Weighted average share price	Number of DSUs	Weighted average share price	Number of DSUs
DSUs outstanding at April 1, 2022 and 2021		$66.45	4,308	$63.00	1,202

DSUs outstanding at September 30, 2022 and 2021		$66.45	4,308	$66.96	1,202

DSUs exercisable at September 30, 2022 and 2021		$66.45	4,308	$66.96	1,108

Of

the
4,308
DSUs outstanding
as
at September 30, 2022 (2021 –
1,202
), no DSUs vested upon services to be rendered during a period of twelve months from date of grant (2021 –
1,108
). The fair value of the DSUs is determined to be the share price at the date of grant and is recognized as stock-based compensation, through additional paid-in
capital, over the vesting period.
Stock-based compensation recognized under this plan amounted to $3,831 and $13,025 respectively for the three and
six-month
periods ended September 30, 2022. Stock-based compensation expenses of $
1,103
and $
5,307
were recognized for three and
six-month
periods ended September 30, 2021 respectively.

(ii)	Restricted Share Units (‘’RSUs’’)
During the year ended March 31, 2020, as part of the employment agreement of the CEO, the Company granted RSUs which vest over
three years
in
36
equal instalments. During the year ended March 31, 2021, Neptune granted additional RSUs to the CEO and to executives of the Company, which vest over periods ranging from
6 months
to
3
years.
The fair value of the RSUs is determined to be the share price at the date of grant and is recognized as stock-based compensation, through additional paid-in
capital, over the vesting period. The fair value of the RSUs granted during the six-month
period ended September 30, 2022 was
$
6.65
per unit.

			2022		2021
	Notes		Weighted average share price	Number of RSUs	Weighted average share price	Number of RSUs
RSUs outstanding at April 1st, 2022 and 2021			$59.75	25,038	$92.08	95,845
Granted			6.65	349,160	29.54	7,681
Forfeited			59.75	(21)	29.54	(7,681)
Released through the issuance of common shares	10	(d)	11.96	(216,658)	155.05	(47,051)
Withheld as payment of withholding taxes	10	(d)	11.96	(139,145)	155.05	(24,511)

RSUs outstanding at September 30, 2022 and 2021			$25.44	18,374	$148.49	24,283

Stock-based compensation recognized under this plan amounted to

$39,233 and $135,694
respectively for the three and
six-month
periods ended September 30, 2022. Stock-based compensation expenses of

$403,467
and $
2,350,408
were recognized for three and
six-month
periods ended September 30, 2021 respectively. Unrecognized compensation cost at September 30, 2022 is $
132,681
with a weighted average remaining life
of 1.49
years (2021 -
$617,362
unrecognized compensation cost with a weighted average remaining life of
 0.68 years).
On November 14, 2021, the Company and its CEO entered into an agreement pursuant to which the CEO’s existing employment agreement was amended
to waive the Company’s obligation to procure directors and officers insurance coverage of up
to $15
million for the period covering July 1, 2021 to July 31,
2022
.
The
parties agreed that if the Company had successfully completed a strategic
partnership
prior to
December
31, 2021, the CEO would have been entitled to approximately
$6.9
million in cash and
would
have been granted fully vested options to purchase
 8.5
million shares of the Company’s common stock. As the strategic partnership
was
not
consummated by
December
31,
2021
, the
CEO
was entitled to monthly cash payments for an aggregate value of approximately
$6.9
million or the issuance over time of a fixed amount of fully vested RSUs, at the option of the Company.
The balance of the liability accrual to the CEO
is

$446,700
(including withholding taxes) as at September 30, 2022, in trade and other payables. The revaluation of the liability amounted to a loss of $1,750 and a gain of $3,152,578
respectively for the three and
six-month
periods ended September 30, 2022 and were recorded into selling, general and administrative expenses (2021 - nil for both periods). During the three and six-month
periods ended September 30, 2022, settlements in RSUs were
of $235,683
and $1,422,904 respectively. The compensation to be

F-89
settled in RSUs or if the Company is unable to grant such RSUs, then a combination of cash and vested RSUs with equivalent value, is not reflected in the number of RSUs outstanding above.

(c)	Long term cash bonus:
According to the employment agreement with the CEO, a long-term incentive of $15 million is payable if the
Company’s
US market capitalization is at least $1
billion. The Company uses a risk-neutral Monte Carlo simulation to estimate the fair-value of this instrument and recognizes the incentive over the estimated period to reach the market capitalization.
As at September 30, 2022, the liability related to this long-term incentive of $24,000 ($88,688 as at March 31, 2022) is presented in Other liability in the consolidated balance sheets. During the six-month
period ended September 30, 2022, a recovery
of $64,688
(2021 - a recovery
of
$152,687
)

w
as recorded in connection with the long-term incentive under selling, general and administrative expenses in the consolidated statement of loss. During the three-month period ended September 30, 2022, the Company recorded an expense of

$
11,069
(2021 - a recovery
of $
248,532
)
.

16.	Share-based payment:
Under the Corporation’s share-based payment arrangements, a total stock-based compensation of $7,816,845 was recognized in the consolidated statement of loss and comprehensive loss for the twelve-month period ended March 31, 2022 (2021 - $9,885,138).
As at March 31, 2022, the Corporation had the following share-based payment arrangements:

(a)	Corporation stock option plan:

(i)	Stock option plan:
The Corporation has established a stock option plan for directors, officers, employees and consultants. The exercise price of the stock options granted under the plan is not lower than the closing price of the common shares listed on the TSX on the eve of the grant. The terms and conditions for acquiring and exercising options are set by the Board of Directors, subject, among others, to the following limitations: the term of the options cannot exceed ten years and every stock option granted under the stock option plan will be subject to conditions no less restrictive than a minimum vesting period of
18 months
and a gradual and equal acquisition of vesting rights at least on a quarterly basis. The Corporation’s stock-option plan allows the Corporation to issue a number of stock options not exceeding
15
% of the number of common shares issued and outstanding at the time of any grant. The total number of stock options issuable to a single holder cannot exceed 5% of the Corporation’s total issued and outstanding common shares at the time of the grant, with the maximum of 2% for any one consultant.
The number and weighted average exercise prices of stock options are as follows:

			2022		2021
	Notes		Weighted average exercise price	Number of options	Weighted average exercise price	Number of options
Options outstanding at April 1st, 2022 and 2021			$65.91	121,208	$65.76	229,784
Granted			25.41	286,554	56.91	57,839
Exercised	14	(b)	—	—	51.88	(142,193)
Forfeited			37.41	(94,298)	127.32	(24,222)
Expired			89.90	(7,143)	—	—

Options outstanding at March 31, 2022 and 2021			$37.41	306,321	$65.91	121,208

Options exercisable at March 31, 2022 and 2021			$56.68	102,883	$67.23	61,526

	2022
	Options outstanding		Exercisable options
Exercise price	Weighted remaining contractual life outstanding	Number of options outstanding	Weighted number of options exercisable	Weighted average exercise price
$43.40 - $66.85	4.87	67,858	—	—
$66.86 - $71.75	4.35	135,071	29,665	69.30
$71.76 - $82.60	5.18	86,294	60,131	74.55
$82.61 - $181.65	2.61	10,350	7,102	149.45
$181.66 - $232.75	6.50	6,748	5,985	210.00

		306,321	102,883

The fair value of options granted has been estimated using the Black-Scholes option pricing model and based on the weighted average of the following assumptions for options granted to employees during the twelve-month period ended March 31, 2022 and 2021 as at the date of grant:

	Year ended March 31, 2022	Year ended March 31, 2021
Exercise price and share price	$25.41	$56.91
Dividend yield	—	—
Risk-free interest	0.94%	0.46%
Estimated life (years)	4.29	3.74
Expected volatility	82.73%	98.65%
The weighted average fair value of the options granted to employees during the twelve-month period ended March 31, 2022 was $13.68 (2021 - $54.00).
Stock-based compensation recognized under this plan amounted to $2,101,474 for the twelve-month period ended March 31, 2022 (2021 - $1,363,318). Unrecognized compensation cost of $1,408,530 as at March 31, 2022 with a weighted average period remaining of 1.16 years. Unrecognized compensation cost of $1,662,751 as at March 31, 2021 with a weighted average period remaining of 1.55 years.
(ii)	Non-market performance options:
On July 8, 2019, the Corporation granted 100,000
non-market
performance options under the Corporation stock option plan at an exercise price of $155.05 per share to the CEO, expiring on

July 8, 2029
.
These options vest after the attainment of
non-market
performance conditions within the following ten years.
These
non-market
performance options required the approval of amendments to the stock option plan and therefore the fair value of these options was revalued up to the date of approval of the amendments (grant date).
None
of these
non-market
performance options have vested as at March 31, 2022. These options were no
t exercisable as at March 31, 2022 and 2021.
During the
twelve-month period ended March 31, 2022, changes in estimated probability of achievement of the non-market
performance conditions or the expected number of years to achieve the performance conditions resulted in a recovery of stock-based compensation recognized under this plan amounted to $(689,464). Stock-based compensation expense of $88,621 was recognized for the year ended March 31, 2021.

(iii)	Market performance options:
On July 8, 2019, the Corporation granted 157,142 market performance options under the Corporation stock option plan at an exercise price of $155.05 per share to the CEO, expiring on July 8, 2029. These options vest after the attainment of market performance conditions within the following ten years. Some of these market performance options required the approval of amendments to the stock option plan and therefore the fair value of these options was revaluated up to the date of approval of the amendments (grant date).
The number and weighted average exercise prices of market performance options are as follows:

			2022		2021
	Notes		Weighted average exercise price	Number of options	Weighted average exercise price	Number of options
Options outstanding at April 1, 2021 and 2020			$155.05	157,142	$154.12	157,857
Exercised	14	(b)	—	—	40.64	(715)

Options outstanding at March 31, 2022 and 2021			$155.05	157,142	$155.05	157,142

Options exercisable at March 31, 2022 and 2021			$155.05	21,429	$155.05	21,429

Stock-based compensation recognized under this plan amounted to $2,465,163 and $2,337,085 respectively for the years ended March 31, 2022 and 2021. Unrecognized compensation cost at March 31, 2022 is $12,134,126 with a weighted average period remaining of 1.16 years. (2021 - $14,539,128 with a weighted average period remaining of 2.16 years)

(b)	Deferred Share Units, Restricted Share Units and Restricted Shares:
The Corporation has established an equity incentive plan for employees, directors and consultants of the Corporation. The plan provides for the issuance of restricted share units, performance share units, restricted shares, deferred share units and other share-based awards, subject to restricted conditions as may be determined by the Board of Directors. Upon fulfillment of the restricted conditions, as the case may be, the plan provides for settlement of the awards outstanding through shares.

(i)	Deferred Share Units (“DSUs”)
The number and weighted average share prices of DSUs are as follows:

			2022		2021
	Notes		Weighted average share price	Number of DSUs	Weighted average share price	Number of DSUs
DSUs outstanding at April 1, 2022 and 2021			$63.00	3,362	$68.39	3,544
Granted			19.26	3,106	63.00	1,199
Released through the issuance of common shares	14	(c)	—	—	68.82	(1,381)

DSUs outstanding at March 31, 2022 and 2021			$66.45	6,468	$63.00	3,362

DSUs exercisable at March 31, 2022 and 2021			$39.93	2,753	$58.50	809

Of the 6,468 DSUs outstanding as at March 31, 2022 (2021 – 3,362), 1,944 DSUs vested upon services to be rendered during a period of twelve months from date of grant (2021 – 809). The fair value of the DSUs is determined to be the share price at the date of grant and is recognized as stock-based compensation, through additional paid-in
capital, over the vesting period.
Stock-based compensation recognized under this plan amounted to $49,826 and $63,407 respectively for the years ended March 31, 2022 and 2021.Unrecognized compensation cost of $11,873 as at March 31, 2022 with a weighted average period remaining of 0.31 years. ($4,992 unrecognized compensation cost as at March 31, 2021 with a weighted average period remaining of 0.11 years).

(ii)	Restricted Share Units (‘’RSUs’’)
During the year ended March 31, 2020, as part of the employment agreement of the CEO, the Corporation granted RSUs which vest over three years in 36 equal instalments. During the year ended March 31, 2021, Neptune granted additional RSUs to the CEO and to executives of the Corporation, which vest over periods ranging from 6 months to 3 years. The fair value of the RSUs is determined to be the share price at the date of grant and is recognized as stock-based compensation, through additional paid-in
capital, over the vesting period. The fair value of the RSUs granted during the twelve-month period ended March 31, 2022 was $16.19 per unit (2021 - $58.50)

			2022		2021
	Notes		Weighted average share price	Number of RSUs	Weighted average share price	Number of RSUs
RSUs outstanding at April 1st, 2022 and 2021			$92.08	95,845	$155.05	59,999
Granted			16.19	111,915	58.50	62,514
Forfeited			51.65	(10,538)	—	—
Released through the issuance of common shares	14	(d)	50.53	(108,079)	155.05	(16,414)
Withheld as payment of withholding taxes	14	(d)	10.61	(64,105)	155.05	(10,254)

RSUs outstanding at March 31, 2022 and 2021			$59.75	25,038	$92.08	95,845

Stock-based
compensation recognized under this plan amounted to $3,889,846 and $5,931,983 respectively for the years ended March 31, 2022 and 2021. Unrecognized compensation cost at March 31, 2022 is $235,075 with a weighted average remaining life of 1.30 years (2021 - $5,081,038 unrecognized compensation cost with a weighted average remaining life of 0.6 years).
On November 14, 2021, the Corporation and its CEO entered into an agreement pursuant to which the CEO’s existing employment agreement was amended to waive the Corporation’s obligation to procure directors and officers insurance coverage of up to $15 million for the period covering July 1, 2021 to July 31, 2022. The parties agreed that if the Corporation had successfully completed a strategic partnership prior to December 31, 2021, the CEO would have been entitled to approximately $6.9 million in cash and would have been granted fully vested options to purchase 8.5 million shares of the Corporation’s common stock. As the strategic partnership was not consummated by December 31, 2021, the CEO will be entitled to a grant of vested RSUs with a value of approximately $4.7 million. The Corporation has accrued the liability to the CEO $4,708,063 as at March 31, 2022 in trade and other payables, with a charge to selling general and administrative expenses. The compensation to be settled in RSUs or if the Corporation is unable to grant such RSUs, then a combination of cash and vested RSUs with equivalent value, is not reflected in the number of RSUs outstanding above.

(iii)	Restricted Shares
During the year ended March 31, 2021, the Corporation granted restricted shares to employees for past services. The fair value of the restricted shares is determined to be the higher of the
10-day
VWAP on TSX and Nasdaq prior to the date of grant and is recognized as stock-based compensation, through additional paid-in
capital on date of release.
The number and weighted average share prices of restricted shares are as follows:

			2022		2021
	Notes		Weighted average share price	Number of RSUs	Weighted average share price	Number of RSUs
Restricted shares outstanding at April 1st, 2022 and 2021			$—	—	$—	—
Granted			—	—	146.65	1,004
Forfeited			—	—	146.65	(154)
Released through the issuance of common shares	14	(e)	—	—	146.65	(850)

Restricted shares outstanding at March 31, 2022 and 2021			$—	—	$—	—

Restricted shares exercisable at March 31, 2022 and 2021			$—	—	$—	—

Stock-based compensation recognized under this plan amounted to nil and $100,724 for the years ended March 31, 2022 and 2021.

(c)	Long term cash bonus:
According to the employment agreement with the CEO, a long-term incentive of $15 million is payable if the Corporation’s US market capitalization is at least $1 billion. Based on the risk-neutral Monte Carlo simulation, the Corporation could reach this market capitalization in 6.51 years (2021 – 5.56 years). The incentive is recognized over the estimated period to reach the market capitalization. The assumptions used in the simulation include a risk free-rate o
f 2.32% and a volatility of 67.35% (respectively 1.74% and 66.46% for the previous year). As at March 31, 2022, the liability related to this long-term incentive of $88,688 ($393,155 as at March 31, 2021) is presented in Other liability in the consolidated balance sheets. During the year ended March 31, 2022, a recovery of $304,467 (2021- a recovery of $471,341) was recorded in connection with the long-term incentive under selling, general and administrative expenses in the consolidated statement of loss.